OTHER EQUITY AND RESERVES (Details 1)	12 Months Ended
Dec. 31, 2022 shares
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	825,163
Reissued to Offeror under the TMI Offer	(825,163)
Number of shares, Balance	0
Treasury Share [member]
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	11,870,000
Reissued to Offeror under the TMI Offer	(11,870)
Number of shares, Balance	0